Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000006446 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006446 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006446 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006446 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006446 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000006446 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000006446 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.08%
C000006446 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000006446 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
C000006445 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006445 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006445 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006445 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006445 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000006445 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000006445 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.08%
C000006445 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000006445 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
C000006443 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000006443 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000006443 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000006443 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000006443 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000006443 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000006443 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.08%
C000006443 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000006443 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000006443 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.87%
C000006447 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006447 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006447 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006447 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006447 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006447 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006447 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006447 [Member] | Ryanair Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006447 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006447 [Member] | BNP Paribas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
C000006447 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.79%	[1]
C000006447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[1]
C000006447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[1]
C000006447 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
C000006447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%	[1]
C000006447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
C000006447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%	[1]
C000006447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%	[1]
C000006447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[1]
C000006447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
C000006447 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006447 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.81%
C000006447 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006447 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000006447 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006447 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000006447 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006447 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006447 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000006447 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000006449 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006449 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006449 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006449 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006449 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006449 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006449 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006449 [Member] | Ryanair Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006449 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006449 [Member] | BNP Paribas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[2]
C000006449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.79%	[2]
C000006449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[2]
C000006449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[2]
C000006449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[2]
C000006449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%	[2]
C000006449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[2]
C000006449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%	[2]
C000006449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%	[2]
C000006449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[2]
C000006449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000006449 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006449 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.81%
C000006449 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006449 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000006449 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006449 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000006449 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006449 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006449 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000006449 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000006450 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000006450 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000006450 [Member] | Roche Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000006450 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006450 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006450 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006450 [Member] | Deutsche Boerse [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006450 [Member] | Ryanair Holdings ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000006450 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006450 [Member] | BNP Paribas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[3]
C000006450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.79%	[3]
C000006450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[3]
C000006450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[3]
C000006450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[3]
C000006450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%	[3]
C000006450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[3]
C000006450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.56%	[3]
C000006450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.21%	[3]
C000006450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[3]
C000006450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000006450 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000006450 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.81%
C000006450 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000006450 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000006450 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000006450 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000006450 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006450 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000006450 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000006450 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000006454 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006454 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006454 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000006454 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006454 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006454 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006454 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000006454 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006454 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000006454 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000006454 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[4]
C000006454 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[4]
C000006454 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[4]
C000006454 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%	[4]
C000006454 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%	[4]
C000006454 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[4]
C000006454 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[4]
C000006454 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.33%	[4]
C000006454 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000006454 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[4]
C000006453 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006453 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006453 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000006453 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006453 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006453 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006453 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000006453 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006453 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000006453 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000006453 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[5]
C000006453 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[5]
C000006453 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[5]
C000006453 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%	[5]
C000006453 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%	[5]
C000006453 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[5]
C000006453 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[5]
C000006453 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.33%	[5]
C000006453 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000006453 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[5]
C000006451 [Member] | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000006451 [Member] | Alphabet Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000006451 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000006451 [Member] | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000006451 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000006451 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000006451 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000006451 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006451 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
C000006451 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000006451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[6]
C000006451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[6]
C000006451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.82%	[6]
C000006451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%	[6]
C000006451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.25%	[6]
C000006451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[6]
C000006451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[6]
C000006451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.33%	[6]
C000006451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000006451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%	[6]
C000006455 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000006455 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000006455 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006455 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006455 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000006455 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006455 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006455 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006455 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006455 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006455 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[7]
C000006455 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.41%	[7]
C000006455 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%	[7]
C000006455 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000006455 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[7]
C000006455 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[7]
C000006455 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[7]
C000006455 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.53%	[7]
C000006455 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[7]
C000006455 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[7]
C000006455 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[7]
C000006457 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000006457 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000006457 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006457 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006457 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000006457 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006457 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006457 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006457 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006457 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006457 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[8]
C000006457 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.41%	[8]
C000006457 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%	[8]
C000006457 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000006457 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[8]
C000006457 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[8]
C000006457 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[8]
C000006457 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.53%	[8]
C000006457 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[8]
C000006457 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[8]
C000006457 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[8]
C000006458 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000006458 [Member] | RTX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000006458 [Member] | Blackrock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006458 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000006458 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000006458 [Member] | Lowe s [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
C000006458 [Member] | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006458 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000006458 [Member] | Boeing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000006458 [Member] | American Express [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006458 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[9]
C000006458 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.41%	[9]
C000006458 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%	[9]
C000006458 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000006458 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[9]
C000006458 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[9]
C000006458 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[9]
C000006458 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.53%	[9]
C000006458 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[9]
C000006458 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[9]
C000006458 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[9]
C000006462 [Member] | iRhythm Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006462 [Member] | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006462 [Member] | Pure Storage Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006462 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006462 [Member] | Crane [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006462 [Member] | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006462 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006462 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006462 [Member] | Rambus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006462 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[10]
C000006462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%	[10]
C000006462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.49%	[10]
C000006462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000006462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[10]
C000006462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%	[10]
C000006462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[10]
C000006462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%	[10]
C000006462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[10]
C000006462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[10]
C000006461 [Member] | iRhythm Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006461 [Member] | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006461 [Member] | Pure Storage Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006461 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006461 [Member] | Crane [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006461 [Member] | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006461 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006461 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006461 [Member] | Rambus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006461 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[11]
C000006461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%	[11]
C000006461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.49%	[11]
C000006461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[11]
C000006461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[11]
C000006461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%	[11]
C000006461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[11]
C000006461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%	[11]
C000006461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[11]
C000006461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[11]
C000006459 [Member] | iRhythm Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000006459 [Member] | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000006459 [Member] | Pure Storage Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006459 [Member] | Lazard [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006459 [Member] | Crane [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006459 [Member] | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006459 [Member] | TKO Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006459 [Member] | Trimble [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006459 [Member] | Rambus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000006459 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[12]
C000006459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%	[12]
C000006459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.49%	[12]
C000006459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[12]
C000006459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[12]
C000006459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%	[12]
C000006459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[12]
C000006459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.17%	[12]
C000006459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[12]
C000006459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[12]
C000006463 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006463 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006463 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006463 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006463 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006463 [Member] | Amdocs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006463 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006463 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006463 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006463 [Member] | Chesapeake Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[13]
C000006463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%	[13]
C000006463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[13]
C000006463 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[13]
C000006463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[13]
C000006463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[13]
C000006463 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[13]
C000006463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%	[13]
C000006463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[13]
C000006463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[13]
C000006463 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000006465 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006465 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006465 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006465 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006465 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006465 [Member] | Amdocs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006465 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006465 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006465 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006465 [Member] | Chesapeake Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006465 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[14]
C000006465 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%	[14]
C000006465 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[14]
C000006465 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[14]
C000006465 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[14]
C000006465 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[14]
C000006465 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[14]
C000006465 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%	[14]
C000006465 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[14]
C000006465 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[14]
C000006465 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000006466 [Member] | Brixmor Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006466 [Member] | Kemper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006466 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000006466 [Member] | US Foods Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000006466 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006466 [Member] | Amdocs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000006466 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000006466 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006466 [Member] | SouthState Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006466 [Member] | Chesapeake Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[15]
C000006466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%	[15]
C000006466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[15]
C000006466 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%	[15]
C000006466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[15]
C000006466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[15]
C000006466 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[15]
C000006466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.21%	[15]
C000006466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[15]
C000006466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[15]
C000006466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.